REVENUE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Net Revenues	$ 312,709	$ 477,139	$ 741,812	$ 1,539,329	$ 1,631,653	$ 154,002
Change in revenue, percentage	(34.00%)		(52.00%)		960.00%
Distributors [Member]
Net Revenues	$ 140,708	393,426	$ 367,911	1,241,796	$ 1,315,007	109,921
Change in revenue, percentage	(64.00%)		(70.00%)		1096.00%
Amazon [Member]
Net Revenues	$ 47,882	41,146	$ 121,317	163,190	$ 133,787	19,362
Change in revenue, percentage	16.00%		(26.00%)		591.00%
Online Sales [Member]
Net Revenues	$ 16,271	20,157	$ 35,176	78,197	$ 93,124	18,039
Change in revenue, percentage	(19.00%)		(55.00%)		416.00%
Gold Leaf Distribution [Member]
Net Revenues	$ 108,719	23,578	$ 228,881	40,133	$ 70,555
Change in revenue, percentage	361.00%		470.00%		0.00%
Shipping [Member]
Net Revenues	$ 8,846	13,135	$ 19,181	60,880	$ 70,339	6,680
Change in revenue, percentage	(32.00%)		(68.00%)		953.00%
Sales Returns and Allowances [Member]
Net Revenues	$ (9,717)	$ (14,304)	$ (30,655)	$ (44,867)	$ (51,159)
Change in revenue, percentage	(32.00%)		(32.00%)		0.00%